NET (LOSS) INCOME PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net (loss) income:
Income (loss) from continuing operations	$ (107,484)	$ (158,817)	$ 8,749
(Loss) income from discontinued operations, net of tax	0	223,298	(119,252)
Net (loss) income	(107,484)	64,481	(110,503)
Add: net loss attributable to noncontrolling interest	56,391	8,059	76
Net (loss) income attributable to Renren Inc.	$ (51,093)	$ 72,540	$ (110,427)
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share-basic	1,049,024,096	1,036,421,063	1,028,537,406
Incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	0	59,384,854	1,199,533
Weighted average number of ordinary shares outstanding used in computing net income per ordinary share-diluted	1,049,024,096	1,095,805,917	1,029,736,939
Net (loss) income per ordinary share attributable to Renren Inc. shareholders - basic:
Income (loss) per ordinary share from continuing operations	$ (0.05)	$ (0.15)	$ 0.01
(Loss) income per ordinary share from discontinued operations	0.00	0.22	(0.12)
Net (loss) income per ordinary share attributable to Renren Inc. shareholders - basic:	(0.05)	0.07	(0.11)
Net (loss) income per ordinary share attributable to Renren Inc. shareholders - diluted:
Income (loss) per ordinary share from continuing operations	(0.05)	(0.15)	0.01
(Loss) income per ordinary share from discontinued operations	0.00	0.20	(0.12)
Net (loss) income per ordinary share attributable to Renren Inc. shareholders - diluted:	$ (0.05)	$ 0.07	$ (0.11)